Mobile Financial Services activities	12 Months Ended
Dec. 31, 2021
Banking activities [abstract]
Mobile Financial Services activities

Note 17    Mobile Financial Services activities

17.1    Financial assets and liabilities of Mobile Financial Services

The financial statements of Mobile Financial Services activities were put into the format of Orange group’s consolidated financial statements and therefore differ from a presentation that complies with the banking format.

In order to improve the readability of financial statements and to be able to distinguish the performance of telecom activities from the performance of the Mobile Financial Services activities, the notes related to financial assets and liabilities as well as financial income or expenses are split to respect these two business areas.

Note 13 presents the financial assets, liabilities and related gains and losses specific to telecom activities and Note 17 concerns the activities of Mobile Financial Services with regard to its assets and liabilities, with net financial income being not material.

The following table reconciles the contributive balances of assets and liabilities for each of these two areas to the consolidated balance sheet (intra-group transactions between telecom activities and Mobile Financial Services activities are not eliminated) with the consolidated statement of financial position at December 31, 2021.

(in millions of euros)	Orange	o/w telecom	Note	o/w Mobile	Note	o/w eliminations
	consolidated	activities		Financial		telecom
	financial			Services		activities / mobile
	statements					financial services
Non-current financial assets related to Mobile Finance Services activities	900	—		900	17.1.1	—
Non-current financial assets	950	977	13.7	—		(27)	(1)
Non-current derivatives assets	683	682	13.8	0	17.1.3	—
Current financial assets related to Mobile Financial Services activities	2,381	—		2,385	17.1.1	(4)
Current financial assets	2,313	2,313	13.7	—		—
Current derivatives assets	7	7	13.8	—	17.1.3	—
Cash and cash equivalents	8,621	8,188	14.3	433		—

Non-current financial liabilities related to Mobile Finance Services activities	—	—		28	17.1.2	(27)	(1)
Non-current financial liabilities	31,922	31,922	13.3	—		—
Non-current derivatives liabilities	220	161	13.8	59	17.1.3	—
Current financial liabilities related to Mobile Financial Services activities	3,161	—		3,161	17.1.2	—
Current financial liabilities	3,421	3,426	13.3	—		(4)
Current derivatives liabilities	124	124	13.8	—	17.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

The Mobile Financial Services segment includes Orange Bank and other entities. As the contribution of other entities to the statement of financial position of the Mobile Financial Services segment and a fortiori of the Group was not material, only Orange Bank data is presented in detail below.

Accounting policies

Since the concept of current or non-current is non-existent in bank accounting, financial assets and liabilities related to loans and borrowings to customers or credit institutions (the ordinary activities of a bank) are classified as current for all periods presented.

With regard to other financial assets and liabilities, classification as current and non-current has been made in light of both the original intention of management and the nature of the assets and liabilities in question. For instance, with regard to Orange Bank’s other financial assets, since investments are managed by portfolio, only the transaction portfolios (financial assets at fair value through profit or loss) have been recognized in current financial assets.

17.1.1  Financial assets related to Orange Bank transactions (excluding derivatives)

The financial assets in connection with the transactions of Orange Bank break down as follows:

(in millions of euros)	December 31, 2021			December 31, 2020	December 31, 2019
	Non-current	Current	Total	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	3	—	3	2	2
Investments securities	3	—	3	2	2
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss	439	2	441	540	656
Debt securities	439	2	441	540	656
Financial assets at fair value through profit or loss	73	—	73	94	179
Investments at fair value	—	—	—	—	79
Cash collateral paid	59	—	59	74	76
Other	14	—	14	20	25
Financial assets at amortized cost	385	2,366	2,752	2,651	3,519
Fixed-income securities	385	2	387	579	506
Loans and receivables to customers	—	2,297	2,297	2,000	1,937
Loans and receivables to credit institutions	—	66	66	70	1,073
Other	—	1	1	2	3
Total financial assets related to Orange Bank activities	900	2,369	3,268	3,288	4,357

Debt securities at fair value through other comprehensive income that may be reclassified subsequently to profit or loss

(in millions of euros)	2021	2020	2019
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the opening balance	540	656	925
Acquisitions	732	386	165
Repayments and disposals	(839)	(500)	(442)
Changes in fair value	—	1	9
Other items	7	(3)	(1)
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the closing balance	441	540	656

(in millions of euros)	2021	2020	2019
Profit (loss) recognized in other comprehensive income during the period	1	1	8
Reclassification in net income during the period	0	0	1
Other comprehensive income related to Orange Bank	1	1	9

Loans and receivables of Orange Bank

Loans and receivables of Orange Bank are composed of loans and receivables with customers and credit institutions.

In the context of adapting the bank’s accounts into the Group’s financial statements, the following have been considered as loans and advances to customers: clearing accounts and other amounts due, as well as amounts related to securities transactions on behalf of customers.

(in millions of euros)	December 31,	December 31,		December 31,
	2021	2020		2019
Overdrafts	828	802		869
Housing loans	914	869		876
Investment loans	86	129		163
Installment receivables (1)	422	183		-
Current accounts	5	10		17
Other	42	7		12
Total loans and receivables to customers	2,297	2,000	(2)	1,937
Overnight deposits and loans	2	—		945
Loans and receivables	45	52		85
Other	19	18		43
Total loans and receivables to credit institutions	66	70		1,073

(1)	Purchase of Orange Spain receivables.
(2)	Since October 2020, Orange Bank is engaged in a self-subscribed securitization program of a portfolio of French personal loans for approximately 600 million euros.

Accounting policies

Financial assets

–  Financial assets at fair value through profit or loss (FVR)

Certain equity securities which are not consolidated or equity-accounted and cash investments such as negotiable debt securities, deposits and money market mutual funds (UCITS), which are compliant with the Group’s liquidity risk management policy, may be designated by Orange Bank as being recognized at fair value through profit or loss. These assets are recognized at fair value at inception and subsequently. All changes in fair value are recorded in profit or loss.

–  Financial assets at fair value through other comprehensive income that may not be reclassified to profit or loss (FVOCI)

Equity securities which are not consolidated or equity-accounted are, subject to exceptions, recognized as assets at fair value through other comprehensive income that may not be reclassified to profit or loss. They are recognized at fair value at inception and subsequently. Temporary changes in value and gains (losses) on disposals are recorded in other comprehensive income that may not be reclassified to profit/loss.

–  Financial assets at fair value through other comprehensive income that are or may be reclassified subsequently to profit or loss (FVOCIR)

Assets at fair value through other comprehensive income that are or may be reclassified to profit or loss mainly include investments in debt securities. They are recognized at fair value at inception and subsequently. Temporary changes in value are recorded in other comprehensive income that may be reclassified to profit or loss. In case of disposal, the cumulative profit (or loss) recognized in other comprehensive income that may be reclassified to profit or loss is then reclassified to profit or loss.

–  Financial assets at amortized cost (AC)

This category primarily comprises miscellaneous loans and receivables as well as fixed-income securities held with the aim of collecting contractual flows. These instruments are recognized at fair value at inception and are subsequently measured at amortized cost using the effective interest method.

Impairment of financial assets

In accordance with IFRS 9, debt instruments classified as financial assets at amortized cost or as financial assets at fair value through other comprehensive income, rental receivables, financing commitments and financial guarantees given are systematically subject to impairment or a provision for expected credit loss. These impairments and provisions are recorded as soon as loans are granted, commitments are concluded or bond securities are acquired, without waiting for the appearance of an objective indication of impairment.

To do this, the financial assets concerned are split into three categories according to the change in credit risk observed since their initial recognition and a depreciation is recorded on the amount outstanding of each of these categories as follows:

-  Performing loans: the calculation of losses expected is made on a 12-months basis, and the financial income (interest) is calculated on the basis of the instrument's gross amount;

-  Impaired loans: if the credit risk has significantly worsened since the debt has been booked to the balance sheet, the expected losses, estimated over the duration of the loan, are recognized and the financial income (interest) is calculated based on the gross amount of the instrument;

-  Doubtful loans: the expected loss, estimated over the duration of the loan, is depreciated. The financial income is calculated on the basis of the amount of the instrument net of the depreciation.

17.1.2  Financial liabilities related to Orange Bank transactions (excluding derivatives)

(in millions of euros)	December 31, 2021	December 31, 2020		December 31,2019
Payables to customers	1,796	1,883	(1)	3,357
Debts with financial institutions	1,009	885		448
Deposit certificate	356	358		475
Other	27	30		28
Total Financial liabilities related to Orange Bank activities(2)	3,188	3,155		4,307

(1)	The decrease on payables to customers between 2019 and 2020 is mainly due to the discontinuation of Groupama group companies' account-holding activities.
(2)	Including 28 million euros of non-current financial liabilities in 2021, 2020 and 2019.

Debts related to Orange Bank transactions are composed of customer deposits and bank debts with financial institutions.

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020	2019
Current accounts	764	949	2,546
Passbooks and special savings accounts	995	908	781
Other	37	26	30
Total payables to customers	1,796	1,883	3,357
Term borrowings and advances	667	615	448
Securities delivered under repurchase agreements	331	270	—
Other	11	—	—
Total debts with financial institutions	1,009	885	448

17.1.3Derivatives of Orange Bank

Derivatives qualified as fair value hedges

The main unmatured fair value hedges at the end of 2021 and set up by Orange Bank concern the following interest rate swaps:

–  679 million euros in notional value (of which 4 million euros maturing in 2022, 210 million euros maturing between one and five years and 465 million euros at more than five years ), macro- hedging a portion of the real estate loan portfolio. The fair value of these derivatives at December 31, 2021 was (0.07) million euros;

–  210 million euros in notional value hedging a portfolio of French inflation-indexed fungible Treasury bonds (Obligations Assimilables du Trésor indexées sur l'inflation française - OATi ) of the same amount and maturity , i.e. 2023. The fair value of these swaps at December 31, 2021 was (39) million euros;

–  150 million euros in notional value (of which 26 million euros maturing in 2022, 24 million euros maturing between one and two years and 100 million euros at more than five years), hedging a portfolio of French fungible Treasury bonds (Obligations Assimilables du Trésor - OAT ) of the same amount and maturity. The fair value of these swaps at December 31, 2021 was 0.3 million euros;

–  20 million euros in notional value hedging a portfolio of French Treasury bonds (Obligations Assimilables du Trésor indexées sur l'estimation - OATie) indexed to inflation of the same amount and maturity, i.e. 2030. The fair value of these swaps at December 31, 2021 was (6) million euros;

–  5 million euros in notional value hedging a portfolio of securities maturing in 2028 whose fair value at December 31, 2021 was (0.3) million euros.

The ineffective portion of these hedges recognized in profit or loss in 2021 was not material.

Cash flow hedge derivatives

At January 1, 2020, Orange Bank had documented a micro-hedge of its issues with interest rate swaps which, at the end of 2021, represented:

–  218 million euros in notional value (of which 135 million euros maturing in 2022 and 83 million euros maturing between one and two years) hedging negotiable debt securities issued by the bank, the fair value of which at December 31, 2021 was almost zero.

Trading Derivatives

–  Orange Bank has set up interest rate swaps as economic hedges (not designated as hedges under IFRS) of EIB securities for a total notional amount of 10 million euros maturing in 2029, the fair value of which was (0.25) million euros at December 31, 2021. The net effects of this hedging strategy on the income statement are not material.

–  Orange Bank has a portfolio of trading swaps with a total notional value of 28 million euros (of which 18 million euros maturing between two and five years and 10 million euros at more than five years) and a total fair value at December 31, 2021 of (0.4) million euros. The net effects of this hedging strategy on the income statement are not material.

–  Orange Bank has set up interest rate futures with a notional amount of 202 million euros. The notional amount of these derivatives gives only an indication of the volume of outstanding contracts on the financial instrument markets and does not reflect the market risks associated with such instruments or the nominal value of the hedged instruments. The net effects of this hedging strategy on profit or loss are not material.

17.2    Information on market risk management with respect to Orange Bank activities

Orange Bank has its own risk management system in accordance with banking regulations. In terms of banking regulation, Orange Bank is under the supervision of the French Prudential Supervision and Resolution Authority (Autorité de contrôle prudentiel et de résolution – ACPR) and must at all times comply with capital requirements in order to withstand the risks associated with its activities.

Orange Bank’s activities expose it to all of the risks defined by the ordinance of November 3, 2014, relating to the internal control of companies in the banking, payment services and investment services sector subject to the control of the ACPR:

–  credit risk and counterparty risk: risk of loss incurred in the event of the default of a counterparty or counterparties considered as the same beneficiary;

–  consolidation risk: risk arising from an excessive exposure to a counterparty, to a group of counterparties operating in the same economic sector or the same geographic area, or the application of credit risk reduction techniques, particularly collateral issued by a single entity;

–  market risk: risk of loss due to movements in market prices;

–  operational risk: risk resulting from an inadequacy or a failure due to procedures, staff, internal systems or to outside events, including events that are unlikely to occur but that would incur a high risk of loss. Operational risk includes risks of internal and external fraud and IT risk;

–  interest rate risk: risk incurred in the event of changes in interest rates impacting on-balance sheet and off-balance sheet transactions, excluding, where applicable, transactions exposed to market risks;

–  liquidity risk: risk that the company would not be able to meet its commitments or not be able to unwind or offset a position due to the market situation;

–  non-compliance risk: risk of judicial, administrative or disciplinary sanction, significant financial loss or damage to reputation, arising from non-compliance with provisions specific to banking and financial activities.

The size of the bank and its moderate risk profile led to the choice of standard methods regarding the application of Regulation No. 575/2013 of the European Parliament and of the Council on June 26, 2013.

Orange Bank is not involved with complex products. For market operations, the Risk Department defines, on one hand, the limits implemented and controlled and, on the other hand, the quality of the authorized signatories. In addition, the Bank has defined and regularly tests its business continuity system. The Bank has also undertaken, as comprehensively as possible, the identification and assessment of its operational risks, for which it also monitors occurrences.

In line with regulations, and in particular Titles IV and V of the Ordinance of November 3, 2014, the bank’s Executive Committee, upon recommendation of the Risk Management Department, sets the institution’s risk policy, which is formalized through the risk appetite framework and is guarantor of its proper implementation.

The Risk Management Department analyzes and monitors risks, carries out the necessary controls and produces reports for various committees: The Credit Committee (management of credit and counterparty risk), Risks and Audit Committee (management of operational risks), Financial Security and Compliance Committee (management of non-compliance risk), ALM Committee (management of market, interest rate and liquidity risks) and the Executive Committee.

17.2.1Credit and counterparty risk management

Against the backdrop of the health crisis, Orange Bank continued to maintain a cautious provisioning policy.

In France, Orange Bank reviewed its credit risk estimate by taking into account the uncertainties surrounding the economic situation due to the health crisis and considered that segment provisions (i.e. around 5 million euros on the hotel, commercial real estate and private bank loans) and the input stress measures (i.e. approximately 6 million euros on consumer credit) used to calculate provisions should be renewed.

Furthermore, the retail bank, consumer credit and demand accounts asset category, is a statistical method for calculating expected losses. In this respect, the inputs estimated internally by Orange Bank (probability of default (PD), exposure at default (EAD) and loss given default (LGD)) were back tested in 2021 in order to check the performance of the model in production and to take account of the new definition of default (NDOD) that came into force on January 1, 2021. These works led to the recalibrating of inputs for all products. The new recalibrated inputs take into account a more recent data history to estimate the probability of default and loss given default.

To take into account the review of these inputs, a provision of 7 million euros was recognized at December 31, 2021, 6 million euros of which pertain to consumer credit and 1 million euros to demand deposit accounts.

In Spain, Orange Bank maintained its prudent provisioning policy on the receivables disposal program with Orange Spain. Thanks to a second year of production of short loans, Orange Bank has gained more perspective, leading to a revision of its provisioning rates in 2021. This rates adjustment, based on a preliminary statistical study, has made it possible to estimate new risk inputs for the calculation of expected loss, more conservative than the hedging rates recommended by the Bank of Spain on the consumer credit asset category. In this respect, an additional provision of 8 million euros was recognized at December 31, 2021. With a view to 2022, works are in progress for a finer analysis and to build statistical models enhanced with data from ongoing observations of portfolio behavior.

At end-December 2021, cost of risk for Orange Bank amounted to 38 million euros (i.e. 1.7% of average outstanding) of which 14 million euros in France (i.e. 0.8% of average outstanding) and 24 million euros in Spain (i.e. 7% of average outstanding).

Excluding methodological adjustments, cost of risk would amount to 23 million euros (i.e. 1% of average outstanding) of which 7 million euros in France (i.e. 0.4% of average outstanding) and 16 million euros in Spain (i.e. 4.6% of average outstanding).

17.2.2Market and interest rate risk management

Orange Bank does not carry out trading operations on its own behalf, its market activity mainly concerns investments to optimize liquidity management and purchases of interest rate hedges.

The outstanding securities portfolio continues to decrease in line with the bank's strategy, market risk indicators remain almost stable and the associated risks are immaterial.

Fixed interest securities in investment portfolios are hedged. At December 2021, 28% of investment portfolio securities had a maturity below one year. Orange Bank has no exposure classified in trading portfolio. Interest rate risk, after the capital increase that occurred in October 2021, is less than 5% of CET1. The basic risk is immaterial.

Orange Bank finalized its transition plan from Eonia benchmark indices toward €ster (iBor) in 2021; the novation of contracts with the bank counterparties was carried out and the documentation of updated hedging relations.

17.2.3Liquidity risk management

In 2021, Orange Bank continued to prudently manage its liquidity. At December 2021, Net Funding Stable Funding Ratio (NSFR) was 137% and LCR (short-term liquidity coverage ratio) ratio reached 1,033%. Nevertheless, 2021 was characterized by the increase in the liquidity deficit associated with customer operations. The latter rose from (300) million euros in early 2021 to (650) million euros at December 2021. The changes in this deficit can be mainly explained by loan production while customer deposits are down, due to the extinctive management of certain portfolios (especially the enterprise activity).

Orange Bank intensified the diversification of its financing sources and in order to anticipate loan production growth and the slowdown of TLTRO programs of the ECB.

17.2.4Operational risk management

At bank level, the operational risk guidance scope covers:

–  operational risks carried by all the bank's activities (management, operating and support activities);

–  operational risks from essential service providers.

Operational risk is managed by the Permanent Control and Operational Risk Director who reports to the Risk, Controls and Compliance Director, who in turn is directly under the authority of an Orange Bank effective manager.

A system is in place for identifying all of the bank's operational incidents (proven risks) including non-compliance. Incidents are reported as soon as they are detected by all bank employees in a dedicated IT tool.

In the event of the identification of non-compliance incidents, the operational risks department notifies the compliance department to ensure monitoring and management of such incidents.

The operational losses sustained by the bank amounted to 1.3 million euros in 2021. They amounted to 1.4 million euros in 2020 and 1.3 million euros in 2019. The bulk of operational losses were related to external fraud (means of payment and credit).

17.2.5Non-compliance risk management

Orange Bank has a Compliance department, which reports to the Risk, Control and Compliance director. In addition, the bank is equipped with a system that enables it to guarantee regular monitoring of changes that may occur in the texts applicable to its activity. The presentation of major regulatory amendments is also carried out in the Compliance, Financial Security and Fraud Committees.

The Financial Security and Compliance Committee meets every quarter to examine the actions and situation of bank with respect to compliance, in particular in the light of its customer protection obligations.

The Human Resources Department training unit, in conjunction with the compliance unit, handles the establishing and monitoring of employee training procedures, the foundation of the compliance system. Mandatory training programs are organized for all new arrivals. In 2021, 105 new employees participated in mandatory training provided in person (or via video conference due to the COVID crisis) by the Compliance Manager.

Furthermore, training programs dedicated to mortgages and to consumer credit and to the claims management system are given to the employees concerned.

Lastly, the compliance unit contributes its expertise in the preparation of answers to address sensitive customer complaints as well as those sent to us directly the supervisory authorities.

17.2.6Remaining term to maturity

The following table details the remaining terms of Orange Bank’s financial assets and liabilities, calculated on the basis of the contractual maturity dates:

–  maturity-by-maturity for amortizable transactions;

–  for roll-over loans, since renewals cannot be presumed, the renewal dates are taken to be the final maturity dates;

–  since derivatives are interest rate swaps, they are not subject to any exchange of notional. Their fair value has been broken down by maturity.

(in millions of euros)	Note	December 31,	2022	2023 to	2027
		2021		2026	and beyond
Investments securities	17.1.1	3	—	3	—
Debt securities	17.1.1	441	127	307	8
Investments at fair value	17.1.1	-	—	—	—
Fixed-income securities	17.1.1	387	80	160	147
Loans and receivables to customers	17.1.1	2,297	586	1,058	653
Loans and receivables to credit institutions	17.1.1	66	66	—	—
Other financial assets and derivatives		74	60	—	14
Total financial assets		3,268	918	1,528	822
Payable to customers	17.1.2	1,796	1,796	—	—
Debts with financial institutions	17.1.2	1,009	346	663	—
Deposit certificate	17.1.2	356	273	83	—
Other financial liabilities and derivatives		87	1	53	33
Total financial liabilities		3,247	2,416	799	33

17.2.7  Fair value of financial assets and liabilities of Orange Bank

(in millions of euros)			December 31, 2021
		Classification	Book value	Estimated	Level 1 and	Level 2	Level 3
		under IFRS		fair value	cash
		9(1)
Loans and receivables	17.1.1	AC	2,363	2,363	—	2,363	—
Financial assets at amortized cost	17.1.1	AC	387	387	387	—	—
Financial assets at fair value through profit or loss	17.1.1	FVR	73	73	73	—	—
Debt securities	17.1.1	FVOCIR	441	441	441	—	—
Investments securities	17.1.1	FVOCI	3	3	3	—	—
Cash and cash equivalent(2)	17.1	AC	360	360	360	—	—
Financial liabilities related to Orange Bank activities	17.1.2	AC	(3,188)	(3,188)	—	(3,188)	—
Derivatives (net amount)(3)	17.1.3		(58)	(58)	—	(58)	—

(1)

"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".

(2)	Includes only cash.
(3)	The classification for derivatives instruments depends on their hedging qualification.

(in millions of euros)			December 31, 2020
		Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9 (1)	value	fair value	and cash
Loans and receivables	17.1.1	AC	2,070	2,070	—	2,070	—
Financial assets at amortized cost	17.1.1	AC	581	580	580	—	—
Financial assets at fair value through profit or loss	17.1.1	FVR	94	94	94	—	—
Debt securities	17.1.1	FVOCIR	540	540	540	—	—
Investments securities	17.1.1	FVOCI	2	2	2	—	—
Cash and cash equivalent(2)		AC	254	254	254	—	—
Financial liabilities related to Orange Bank activities	17.1.2	AC	(3,155)	(3,155)	—	(3,155)	—
Derivatives (net amount)(3)			(75)	(75)	—	(75)	—

(1)	"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".
(2)	Includes only cash.
(3)	The classification for derivatives instruments depends on their hedging qualification.

(in millions of euros)			December 31, 2019
		Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9(1)	value	fair value	and cash
Loans and receivables	17.1.1	AC	3,010	3,010	—	3,010	—
Financial assets at amortized cost	17.1.1	AC	509	501	501	—	—
Financial assets at fair value through profit or loss	17.1.1	FVR	179	179	179	—	—
Debt securities	17.1.1	FVOCIR	656	656	628	28	—
Investments securities	17.1.1	FVOCI	2	2	2	—	—
Cash and cash equivalent(2)		AC	369	369	369	—	—
Financial liabilities related to Orange Bank activities	17.1.2	AC	(4,307)	(4,307)	—	(4,307)	—
Derivatives (net amount)(3)			74	(74)	—	(74)	—

(1)	"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".
(2)	Includes only cash.
(3)	The classification for derivatives instruments depends on their hedging qualification.

17.3    Orange Bank’s unrecognized contractual commitments

As at December 31, 2021, Orange Bank is not aware of having entered into any commitment that may have a material effect on its current or future financial position, other than the commitments mentioned below.

Commitments given

(in millions of euros)	December 31, 2021	December 31, 2020	December 31, 2019
Financing commitments (1)	88	87	421
Guarantee commitments	6	8	8
On behalf of financial institutions	4	4	4
On behalf of customers	2	3	4
Property lease commitments	—	—	23
Total	94	94	452

(1)	Corresponds to credit commitments granted to customers, credits granted but not yet released and unused portion of financing granted. As at December 31, 2019, these commitments also included a financing commitment for Groupama of 320 million euros, a commitment which ended in 2020 due to the discontinuation of the account-keeping activity that Orange Bank provided with entities of the Groupama group.

Commitments received

(in millions of euros)	December 31, 2021	December 31, 2020	December 31, 2019
Received from financial institutions (1)	871	770	747
Received from customers	88	102	149
Total	959	872	896
(1)	Corresponds to guarantees received from Crédit Logement to counter-guarantee the mortgages distributed.

Assets covered by commitments

(in millions of euros)	December 31, 2021	December 31, 2020	December 31, 2019
Assets pledged as security to lending financial institutions as guarantees for bank loans	848	1,160	1,126
Total	848	1,160	1,126